Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 298
2027	989
2028	248
2029	171
2030	125
Thereafter	303
Total	$ 2,134